Income Taxes - Components of Company's Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Current:
Federal & State	$ 894	$ 629	$ 1,235
Foreign	746	(49)	611
Total current	1,640	580	1,846
Deferred:
Federal & State	(13,651)	(7,625)	(23,333)
Foreign	664	(1,356)	(2,625)
Total deferred	(12,987)	(8,981)	(25,958)
Valuation allowance	(437)	(1,038)	835
Income tax benefit	$ (11,784)	$ (9,439)	$ (23,277)